Assets/ Liabilities Associated with Assets Held for Sale (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Long-term Debt, Gross	$ 1,173,907	$ 1,187,138
Hamburg Commercial Bank AG
Property, Plant and Equipment [Line Items]
Long-term Debt, Gross	41,700
Navios Europe II | Containers
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions	$ 79,080